Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Detail) (Fair Value, Measurements, Recurring, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Assets:
Marketable securities	¥ 14,383	¥ 14,060
Derivatives	282	685
Total assets:	14,665	14,745
Liabilities:
Derivatives	271	223
Fair Value Measurements Using Inputs Considered as Level 1
Assets:
Marketable securities	14,383	13,649
Total assets:	14,383	13,649
Liabilities:
Derivatives	239	181
Fair Value Measurements Using Inputs Considered as Level 2
Assets:
Marketable securities		411
Derivatives	282	685
Total assets:	282	1,096
Liabilities:
Derivatives	¥ 32	¥ 42